Related parties - Shareholders (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2020 vessel	Dec. 31, 2024 USD ($) shareholder vessel T	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 09, 2023 vessel shareholder
Disclosure of transactions between related parties [line items]
Number of major shareholders | shareholder		1
Proportion of ownership interest in subsidiary		100.00%
Number of time charter agreements entered into | vessel	2
Suezmax
Disclosure of transactions between related parties [line items]
Number of vessels sold | vessel		5
Vessels | Sapphira - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity		150,205
Vessels | Statia - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity		150,205
Vessels | Selena - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity		150,205
Vessels | Cap Victor - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity		158,853
Vessels | Cap Felix - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity		158,765
Subsidiaries | MCA Facilities
Disclosure of transactions between related parties [line items]
Lease agreement, term		3 years
Leases as lessee, related party transactions | $		$ 1,264	$ 335	$ 420
Trade payables | $		197	$ 157
Parent [member] | CMB
Disclosure of transactions between related parties [line items]
Trade payables | $		$ 4,000
Auxiliary services true-up percentage		0.05
Shipping services true-up percentage		0.0125
Services received, related party transactions | $		$ 9,800
CMB.TECH NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		81.24%
Percentage of voting equity interests acquired		92.02%
24 VLCC tankers
Disclosure of transactions between related parties [line items]
Number of shareholders involved in transaction | shareholder					2
Number of vessels sold | vessel					24